Other Receivables - Finance Lease Receivables (Detail) - Lease receivables [member] - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	₩ 102,076	₩ 143,885
Pohang University of Science and Technology
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	7,738
Korea Business Angels Association
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	2,621
HEUNG-A SHIPPING CO., LTD., HEUNG-A LINE CO., LTD., MSC
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	88,573	119,636
KOGAS, ONGC Videsh Limited, GAIL(India) Limited, Myanmar Oil and Gas Enterprise
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted finance lease payments to be received	₩ 3,144	₩ 24,249